Prepayments and Other Assets, Net - Schedule of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ (37)	¥ (252)	¥ (183)
Reversal (provision)	4	27	(69)
Balance at the end of the year	$ (33)	¥ (225)	¥ (252)